Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses [Line Items]
Accrued compensation	$ 3,792	$ 2,440
Accrued social charges	1,866	3,566
Accrued Interest	0	521
Other	9	0
Total accrued expenses	$ 5,667	$ 6,527